Fair values of financial instruments - Additional Information (Details) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party loans payable, weighted average cost of capital		10
West Taurus
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party loan, fair value		$ 250
Discount rate | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party loans payable, weighted average cost of capital			37
Discount rate | Discounted cash flow | West Linus
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party loans payable, weighted average cost of capital		10
Discount rate | Senior credit facilities | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		0.118
Discount rate | Senior credit facilities | Discounted cash flow | Predecessor [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		17
Discount rate | Senior credit facilities | Discounted cash flow | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	8.5	10
Discount rate | Senior credit facilities | Discounted cash flow | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	9.5	17